Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2020
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
Note 14 – Accrued Expenses and Other Liabilities

The liabilities comprising “Accrued expenses and other liabilities” as of March 31, 2020 and December 31, 2019 are summarized in the following table (dollars in thousands):

Accrued Expenses and Other Liabilities

	March 31, 2020	December 31, 2019
Accrued interest payable	$4,849	$10,779
Accrued expenses	12,575	5,090
Total accrued expenses and other liabilities	$17,424	$15,869